Land, Building and Equipment - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Rental income	$ 98	$ 97	$ 99
Interest expense on finance lease property	24	25	28
Non-interest expenses on finance lease property	44	49	$ 40
Canadian Personal and Small Business Banking [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	3	45
Canadian Commercial Banking and Wealth Management [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	3	6
U.S. Commercial Banking and Wealth Management [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	27	28
Capital Markets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	1	1
Corporate and Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions		$ 138
Disposals	$ 11